Debt, cash and cash equivalents - Summary of Debt by Interest Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	€ (9,427)	€ (6,925)	€ (10,315)	[1],[2]	€ (10,273)
Net debt	15,107	17,628	5,161
Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 24,733
Debt percent	100.00%
Net debt	€ 15,306
Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 23,207
Debt percent	94.00%
Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 1,526
Cash and cash equivalents	€ (9,427)
Debt percent	6.00%
Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 24,647
Cash and cash equivalents	€ (9,461)	€ (6,958)	€ (10,307)
Debt percent	100.00%	100.00%	100.00%
Net debt	€ 15,186	€ 17,714	€ 5,194
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 21,713
Debt percent	88.00%	76.00%	63.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 2,934
Debt percent	12.00%	24.00%	37.00%
2020 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 4,552
Net debt	(4,875)
2020 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,079
2020 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,473
Cash and cash equivalents	(9,427)
2020 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	4,466
Cash and cash equivalents	(9,455)
Net debt	(4,989)
2020 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,985
2020 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,481
2021 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,290
Net debt	2,290
2021 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,284
2021 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	6
2021 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,290
Cash and cash equivalents	(6)
Net debt	2,284
2021 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,284
2021 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	6
2022 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,706
Net debt	2,706
2022 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,700
2022 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	6
2022 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,706
Net debt	2,706
2022 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,300
2022 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,406
2023 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,665
Net debt	3,665
2023 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,642
2023 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	23
2023 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,665
Net debt	3,665
2023 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,642
2023 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	23
2024 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	605
Net debt	605
2024 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	600
2024 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	5
2024 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	605
Net debt	605
2024 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	600
2024 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	5
2025 and later | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	10,915
Net debt	10,915
2025 and later | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	10,902
2025 and later | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	13
2025 and later | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	10,915
Net debt	10,915
2025 and later | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	10,902
2025 and later | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	13
Euro | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	15,209
Euro | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	19,193
Euro | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,048
Cash and cash equivalents	(5,032)
Euro | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	17,691	€ 16,511	€ 3,410
Euro | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	18,732
Euro | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,359
Cash and cash equivalents	2,400
US dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	219
US dollar | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	4,014
US dollar | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	50
Cash and cash equivalents	(3,845)
US dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(813)	€ 2,197	€ 4,683
US dollar | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,981
US dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	50
Cash and cash equivalents	3,845
Japanese yen | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	0
Japanese yen | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	410
Japanese yen | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	410
Singapore dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(16)
Singapore dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(2,245)
Singapore dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	2,245
Chinese yuan renminbi | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(56)
Chinese yuan renminbi | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(322)
Chinese yuan renminbi | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	€ 322

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).